LEASES - Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted average remaining lease term (years), operating leases	2 years 4 months 24 days	3 years 3 months 18 days
Weighted average discount rate, operating leases	3.70%	3.40%